Note 11 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense	$ 756	$ 730	$ 2,142	$ 2,083	$ 2,774	$ 2,707	$ 942
Cost of Goods Sold [Member]
Share-based compensation expense	38	39	130	105	143	140	14
Research and Development Expense [Member]
Share-based compensation expense	293	250	787	711	953	678	127
Selling, General and Administrative Expenses [Member]
Share-based compensation expense	$ 425	$ 441	$ 1,224	$ 1,267	$ 1,678	$ 1,889	$ 801